10Q UNAUDITED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net income	$ 312,772	$ 323,062	$ 1,644,153	$ 1,028,823	$ 143,313
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization of property and equipment	122,839	117,919	493,003	458,157	399,486
Amortization of intangible assets	329,269	343,217	1,369,328	1,318,535	1,262,969
Amortization of capitalized contract costs	34,424	32,883	138,051	123,405	109,701
Share-based compensation expense	39,740	40,117	164,244	208,994	163,261
Provision for operating losses and credit losses	19,950	19,409	81,018	97,103	116,879
Noncash lease expense	14,162	15,397	58,728	65,307	78,935
Deferred income taxes	(70,737)	(111,886)	(346,228)	(499,974)	(315,495)
Paid-in-kind interest capitalized to principal of notes receivable	(19,499)	(17,694)	(74,139)	(46,524)	0
Equity in income of equity method investments, net of tax	(18,286)	(16,411)	(70,499)	(67,896)	(85,685)
Distributions received on investments	7,512	0	32,849	18,267	45,521
Impairment of goodwill			0	0	833,075
Net (gain) loss on business dispositions	(3,993)	0	(273,134)	136,744	199,094
Other, net	19,338	12,075	45,787	71,063	31,430
Changes in operating assets and liabilities, net of the effects of business combinations:
Accounts receivable	(36,734)	50,934	(10,443)	(78,647)	(111,974)
Prepaid expenses and other assets	(93,552)	(120,774)	(221,447)	(289,826)	(295,980)
Accounts payable and other liabilities	(102,081)	(158,669)	(29,496)	6,274	(34,336)
Net cash provided by operating activities	555,124	529,579	3,057,583	2,549,805	2,540,194
Cash flows from investing activities:
Business combinations and other acquisitions, net of cash and restricted cash acquired	(49,886)	(2,557)	(487,056)	(4,225,610)	(65,672)
Capital expenditures	(127,577)	(145,441)	(674,917)	(658,142)	(615,652)
Repayment of notes receivable	4,375	0	0	50,000	0
Other, net			6,639	1,438	2,496
Net cash used in investing activities	(173,088)	(147,998)	(173,891)	(4,361,112)	(675,537)
Cash flows from financing activities:
Changes in funds held for customers	(58,461)	(88,573)	136,759	44,834	17,179
Changes in settlement processing assets and obligations, net	479,153	(24,689)	338,341	(345,898)	(313,333)
Net (repayments) borrowings from settlement lines of credit	223,216	133,228	(442,713)	220,682	285,644
Net (repayments) borrowings from commercial paper notes	867,582	(1,093,043)	(1,367,859)	1,367,859	0
Proceeds from long-term debt	1,551,000	4,609,000	9,635,049	10,336,850	9,812,289
Repayments of long-term debt	(2,546,613)	(2,628,548)	(8,334,846)	(9,099,938)	(7,895,131)
Payments of debt issuance costs	0	(29,391)	(33,056)	(12,735)	(48,635)
Repurchases of common stock	(446,286)	(800,048)	(1,551,950)	(418,272)	(2,921,307)
Proceeds from stock issued under share-based compensation plans	6,340	11,031	43,009	60,345	44,127
Common stock repurchased - share-based compensation plans	(36,006)	(41,140)	(56,229)	(41,225)	(38,601)
Distributions to noncontrolling interests	(10,327)	(4,748)	(38,086)	(32,997)	(23,031)
Contributions from noncontrolling interests	0	89	4,044	26,205	0
Payment of deferred and contingent consideration in business combination			(6,390)	(5,222)	(15,726)
Purchase of capped calls related to issuance of convertible notes	0	(256,250)	(256,250)	0	(302,375)
Dividends paid	(61,124)	(63,616)	(252,811)	(260,431)	(273,955)
Net cash (used in) provided by financing activities	(31,526)	(276,698)	(2,291,758)	1,840,057	(1,672,855)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	61,790	(34,035)	(112,834)	12,519	(99,219)
Increase in cash, cash equivalents and restricted cash	412,300	70,848	479,100	41,269	92,583
Cash, cash equivalents and restricted cash, beginning of the period	2,735,975	2,256,875	2,256,875	2,215,606	2,123,023
Cash, cash equivalents and restricted cash, end of the period	$ 3,148,275	$ 2,327,723	$ 2,735,975	$ 2,256,875	$ 2,215,606